Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 173,735
Ending balance	165,557	$ 173,735
Gains (losses) included in earnings relating to instruments still held at the reporting date	(17,759)	(1,785)
Fair value changes on investment properties	667	1,070
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	13,745	11,231
Included in net income	890	1,456
Included in OCI	8	45
Purchases	2,988	1,960
Sales / Payments	(767)	(748)
Settlements	(49)	(24)
Transfers (out) of Level 3	(123)	(140)
Foreign currency translation	213	(35)
Ending balance	16,905	13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date	856	1,459
Recurring fair value measurement | Other invested assets | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	3,650	2,645
Included in net income	322	392
Included in OCI	12	13
Purchases	1,843	1,074
Sales / Payments	(313)	(469)
Settlements	(47)	0
Transfers (out) of Level 3	0	0
Foreign currency translation	88	(5)
Ending balance	5,555	3,650
Gains (losses) included in earnings relating to instruments still held at the reporting date	295	382
Recurring fair value measurement | Investment properties | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	9,109	7,516
Included in net income	625	1,032
Included in OCI	0	0
Purchases	664	764
Sales / Payments	(430)	(197)
Settlements	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	134	(6)
Ending balance	10,102	9,109
Gains (losses) included in earnings relating to instruments still held at the reporting date	612	1,038
Recurring fair value measurement | Total invested assets measured at fair value | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	13,134	10,681
Included in net income	922	1,433
Included in OCI	8	45
Purchases	2,910	1,895
Sales / Payments	(761)	(739)
Settlements	(48)	(23)
Transfers (out) of Level 3	(123)	(140)
Foreign currency translation	232	(18)
Ending balance	16,274	13,134
Gains (losses) included in earnings relating to instruments still held at the reporting date	876	1,432
Recurring fair value measurement | Investments for account of segregated fund holders | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	611	550
Included in net income	(32)	23
Included in OCI	0	0
Purchases	78	65
Sales / Payments	(6)	(9)
Settlements	(1)	(1)
Transfers (out) of Level 3	0	0
Foreign currency translation	(19)	(17)
Ending balance	631	611
Gains (losses) included in earnings relating to instruments still held at the reporting date	(20)	27
Fair value through profit or loss | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	162	225
Included in net income	(31)	(6)
Included in OCI	0	0
Purchases	321	29
Sales / Payments	0	(9)
Settlements	(1)	(15)
Transfers (out) of Level 3	(59)	(57)
Foreign currency translation	5	(5)
Ending balance	397	162
Gains (losses) included in earnings relating to instruments still held at the reporting date	(31)	(4)
Fair value through profit or loss | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	96	181
Included in net income	0	10
Included in OCI	0	0
Purchases	6	8
Sales / Payments	(4)	(25)
Settlements	0	(5)
Transfers (out) of Level 3	0	(73)
Foreign currency translation	0	0
Ending balance	98	96
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	11
Available- for-sale | Recurring fair value measurement | Debt securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	43	67
Included in net income	1	0
Included in OCI	(4)	(1)
Purchases	75	5
Sales / Payments	(2)	(13)
Settlements	0	(3)
Transfers (out) of Level 3	(64)	(10)
Foreign currency translation	0	(2)
Ending balance	49	43
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
Available- for-sale | Recurring fair value measurement | Equity securities | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	74	47
Included in net income	5	5
Included in OCI	0	33
Purchases	1	15
Sales / Payments	(12)	(26)
Settlements	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	5	0
Ending balance	73	74
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	5
Leasing commissions and tenant inducements
Changes in fair value measurement, assets [abstract]
Fair value changes on investment properties	$ 42	$ 38